INCOME TAX - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Line Items]
Corporate tax rate (as a percent)	23.00%	23.00%	23.00%
Deferred Tax Assets, Valuation Allowance	$ 21,230	$ 27,923
Israel [Member]
Income Tax [Line Items]
Corporate tax rate (as a percent)	23.00%	23.00%	23.00%
US [Member]
Income Tax [Line Items]
Corporate tax rate (as a percent)	21.00%	21.00%	21.00%
CA [Member]
Income Tax [Line Items]
State tax rate	8.84%
NY [Member]
Income Tax [Line Items]
State tax rate	6.50%
NYC [Member]
Income Tax [Line Items]
State tax rate	6.50%
Domestic [Member]
Income Tax [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 16,226	$ 19,184
Domestic [Member] | Capital Loss Carryforward [Member]
Income Tax [Line Items]
Other carryforward	16,658
Foreign [Member]
Income Tax [Line Items]
Operating loss carryforward	15,034
Deferred Tax Assets, Valuation Allowance	5,004	$ 8,739
Parent Company [Member] | Foreign [Member]
Income Tax [Line Items]
Other carryforward	2,851
Operating loss carryforward	62,403
Deferred Tax Assets, Valuation Allowance	$ 21,230